Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 7 – Property and Equipment

The following is a summary of property and equipment, purchased, used and depreciated over a five year period, less accumulated depreciation, as of December 31, 2017 and 2016:

	Year Ended December 31,
	2017	2016

Property and Equipment	$1,027,966	$993,843
Less: Accumulated Depreciation	(616,322)	(428,910)
Net Property and Equipment	$411,643	$564,933

Depreciation expense on property and equipment was $193,892 and $172,315 for the years ended December 31, 2017 and 2016, respectively.